                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-750

Exact name of registrant as specified in charter:      Delaware Group
                                                       Equity Funds II

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               November 30

Date of reporting period:                              August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.



SCHEDULE OF INVESTMENTS (UNAUDITED)


DELAWARE VALUE FUND (FORMERLY DELAWARE DIVERSIFIED VALUE FUND)
--------------------------------------------------------------

August 31, 2004

                                                                                                        NUMBER OF          MARKET
                                                                                                         SHARES            VALUE
COMMON STOCK- 93.60%
Aerospace & Defense - 3.00%
Boeing                                                                                                    37,600        $ 1,963,472
                                                                                                                        -----------
                                                                                                                          1,963,472
                                                                                                                        -----------
Banking & Finance - 11.82%
Huntington Bancshares                                                                                     78,400          1,934,128
Marshall & Ilsley                                                                                         48,800          1,955,904
Wachovia                                                                                                  41,800          1,960,838
Washington Mutual                                                                                         48,700          1,891,021
                                                                                                                        -----------
                                                                                                                          7,741,891
                                                                                                                        -----------
Basic Industry/Capital Goods - 2.86%
Weyerhaeuser                                                                                              30,000          1,875,300
                                                                                                                        -----------
                                                                                                                          1,875,300
                                                                                                                        -----------
Business Services - 2.88%
+Xerox                                                                                                   140,500          1,886,915
                                                                                                                        -----------
                                                                                                                          1,886,915
                                                                                                                        -----------
Consumer Non-Durables - 8.82%
Archer-Daniels-Midland                                                                                   120,000          1,916,400
ConAgra Foods                                                                                             73,300          1,920,460
Kimberly-Clark                                                                                            29,100          1,940,970
                                                                                                                        -----------
                                                                                                                          5,777,830
                                                                                                                        -----------
Consumer Products - 2.92%
Mattel                                                                                                   118,800          1,911,492
                                                                                                                        -----------
                                                                                                                          1,911,492
                                                                                                                        -----------
Energy - 8.98%
ChevronTexaco                                                                                             20,300          1,979,250
ConocoPhillips                                                                                            26,400          1,964,952
Exxon Mobil                                                                                               42,100          1,940,810
                                                                                                                        -----------
                                                                                                                          5,885,012
                                                                                                                        -----------
Healthcare & Pharmaceuticals - 17.60%
Abbott Laboratories                                                                                       47,700          1,988,613
Baxter International                                                                                      62,800          1,917,912
Beckman Coulter                                                                                           33,800          1,885,702
Bristol-Myers Squibb                                                                                      82,700          1,962,471
Merck & Company                                                                                           41,100          1,848,267
Wyeth                                                                                                     52,600          1,923,582
                                                                                                                        -----------
                                                                                                                         11,526,547
                                                                                                                        -----------
Insurance - 8.71%
Allstate                                                                                                  39,800          1,878,958
AON                                                                                                       74,300          1,928,085
Hartford Financial Services                                                                               31,100          1,902,076
                                                                                                                        -----------
                                                                                                                          5,709,119
                                                                                                                        -----------
Retail - 2.89%
Limited Brands                                                                                            94,200          1,891,536
                                                                                                                        -----------
                                                                                                                          1,891,536
                                                                                                                        -----------
Technology - 5.75%
Hewlett-Packard                                                                                          105,000          1,878,450
International Business Machines                                                                           22,300          1,888,587
                                                                                                                        -----------
                                                                                                                          3,767,037
                                                                                                                        -----------
Telecommunications - 5.77%
SBC Communications                                                                                        73,500          1,895,565
Verizon Communications                                                                                    48,000          1,884,000
                                                                                                                        -----------
                                                                                                                          3,779,565
                                                                                                                        -----------
Transportation & Shipping - 5.81%
Burlington Northern Santa Fe                                                                              53,500          1,915,300
Union Pacific                                                                                             33,100          1,890,341
                                                                                                                        -----------
                                                                                                                          3,805,641
                                                                                                                        -----------
Utilities - 5.79%
Energy East                                                                                               76,800          1,871,616
FPL Group                                                                                                 27,800          1,923,760
                                                                                                                        -----------
                                                                                                                          3,795,376
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $59,938,708)                                                                                    61,316,733
                                                                                                                        ===========

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
REPURCHASE AGREEMENTS- 3.95%
With BNP Paribas 1.54% 9/1/04
(dated 8/31/04, to be repurchased at $1,302,056
collateralized by $166,000 U.S. Treasury
Bills due 12/16/04, market value $165,207, $915,000
U.S. Treasury Notes 1.625% due 3/31/05, market
value $920,243 and $223,000 U.S. Treasury Notes 10.75%
due 8/15/05, market value $242,627)                                                                   $1,302,000          1,302,000

With UBS Warburg 1.53% 9/1/04
(dated 8/31/04, to be repurchased at $1,288,055
collateralized by $1,066,000 U.S. Treasury Notes 1.625%
due 3/31/05, market value $1,072,324 and $232,000 U.S. Treasury
Notes 6.50% due 5/15/05, market value $243,529)                                                        1,288,000          1,288,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $2,590,000)                                                                             2,590,000
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES - 97.55%
   (cost $62,528,708)                                                                                                    63,906,733

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.45%                                                       1,604,663
                                                                                                                        ===========

NET ASSETS APPLICABLE TO 6,481,430 SHARES OUTSTANDING - 100.00%                                                         $65,511,396
                                                                                                                        ===========



+Non-income producing security for the period ended August 31, 2004.

________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (formerly Delaware Diversified Value Fund) (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:



Aggregate cost of investments                 $62,919,288
                                              -----------
Aggregate unrealized appreciation               2,010,618
Aggregate unrealized depreciation              (1,023,173)
                                              -----------
Net unrealized appreciation                   $   987,445
                                              -----------

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $1,543,872 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:


Year of expiration                            Amount
------------------                          ----------
2010                                        $1,543,872

SCHEDULE OF INVESTMENTS (UNAUDITED)


DELAWARE LARGE CAP VALUE FUND
-----------------------------

August 31, 2004
                                                                                                      NUMBER OF           MARKET
                                                                                                        SHARES            VALUE
COMMON STOCK - 98.06%
Aerospace & Defense - 1.02%
Honeywell International                                                                                  444,000       $ 15,975,120
                                                                                                                       ------------
                                                                                                                         15,975,120
                                                                                                                       ------------
Automobiles & Automotive Parts - 1.05%
Goodrich (B.F.)                                                                                          514,500         16,340,520
                                                                                                                       ------------
                                                                                                                         16,340,520
                                                                                                                       ------------
Banking & Finance - 23.37%
American Express                                                                                         311,900         15,601,238
Bank of America                                                                                        1,060,984         47,723,060
Citigroup                                                                                              1,183,512         55,127,990
Goldman Sachs Group                                                                                      346,200         31,036,830
J.P. Morgan Chase                                                                                      1,358,130         53,754,785
MBNA                                                                                                   1,326,800         32,028,952
Mellon Financial                                                                                       1,203,000         34,718,580
*Morgan Stanley                                                                                        1,085,000         55,042,050
US Bancorp                                                                                               809,000         23,865,500
Wells Fargo                                                                                              266,900         15,680,375
                                                                                                                       ------------
                                                                                                                        364,579,360
                                                                                                                       ------------
Buildings & Materials - 1.11%
Ecolab                                                                                                    13,300            397,936
Masco                                                                                                    525,400         16,881,102
                                                                                                                       ------------
                                                                                                                         17,279,038
                                                                                                                       ------------
Cable, Media & Publishing - 4.76%
Knight-Ridder                                                                                            213,100         13,730,033
New York Times                                                                                           455,900         18,518,658
Viacom Class B                                                                                           787,163         26,220,400
+Westwood One                                                                                            706,300         15,849,372
                                                                                                                       ------------
                                                                                                                         74,318,463
                                                                                                                       ------------
Chemicals - 3.32%
Air Products & Chemicals                                                                                 358,900         18,799,182
Dow Chemical                                                                                             770,500         32,985,105
                                                                                                                       ------------
                                                                                                                         51,784,287
                                                                                                                       ------------
Computers & Technology - 9.98%
+Cisco Systems                                                                                         1,640,500         30,775,780
First Data                                                                                               171,300          7,237,425
Intel                                                                                                  1,402,100         29,850,709
+Intuit                                                                                                  406,900         17,207,801
Microsoft                                                                                                864,300         23,595,390
+National Semiconductor                                                                                1,811,100         24,141,963
+Oracle                                                                                                2,297,000         22,901,090
                                                                                                                       ------------
                                                                                                                        155,710,158
                                                                                                                       ------------
Consumer Products - 2.43%
Clorox                                                                                                   378,400         19,994,656
Procter & Gamble                                                                                         320,000         17,910,400
                                                                                                                       ------------
                                                                                                                         37,905,056
                                                                                                                       ------------
Electronics & Electrical Equipment - 5.83%
Eaton                                                                                                    254,400         15,353,040
Emerson Electric                                                                                         273,100         17,000,475
General Electric                                                                                       1,788,414         58,642,095
                                                                                                                       ------------
                                                                                                                         90,995,610
                                                                                                                       ------------
Energy - 8.35%
ChevronTexaco                                                                                            167,400         16,321,500
Exxon Mobil                                                                                            1,008,480         46,490,928
Kerr-McGee                                                                                               402,500         21,243,950
+Noble                                                                                                   722,800         29,071,016
Occidental Petroleum                                                                                     331,100         17,101,315
                                                                                                                       ------------
                                                                                                                        130,228,709
                                                                                                                       ------------
Food, Beverage & Tobacco - 6.47%
Anheuser-Busch                                                                                           564,300         29,795,040
Coca-Cola                                                                                                479,800         21,451,858
General Mills                                                                                            401,100         18,951,975
PepsiCo                                                                                                  614,100         30,705,000
                                                                                                                       ------------
                                                                                                                        100,903,873
                                                                                                                       ------------

Healthcare & Pharmaceuticals - 10.57%
Abbott Laboratories                                                                                      448,900         18,714,641
*GlaxoSmithKline ADR                                                                                     376,300         15,480,982
HCA                                                                                                      407,800         15,826,718
*+Health Net Class A                                                                                     537,200         13,934,968
McKesson                                                                                                 499,100         15,447,145
Merck & Co.                                                                                              364,400         16,387,068
Pfizer                                                                                                   812,785         26,553,686
*+Tenet Healthcare                                                                                     1,760,000         18,339,200
Wyeth                                                                                                    659,400         24,114,258
                                                                                                                      -------------
                                                                                                                        164,798,666
                                                                                                                      -------------
Industrial Machinery - 1.27%
Caterpillar                                                                                              272,800         19,832,560
                                                                                                                      -------------
                                                                                                                         19,832,560
                                                                                                                      -------------
Insurance - 5.12%
American International Group                                                                              31,137          2,218,200
Cigna                                                                                                    300,900         20,027,904
*PMI Group                                                                                               666,100         27,663,133
Prudential Financial                                                                                     648,200         29,933,876
                                                                                                                      -------------
                                                                                                                         79,843,113
                                                                                                                      -------------
Leisure, Lodging & Entertainment - 1.02%
Starwood Hotels & Resorts Worldwide                                                                      359,900         15,907,580
                                                                                                                      -------------
                                                                                                                         15,907,580
                                                                                                                      -------------
Metals & Mining - 1.28%
Alcoa                                                                                                    617,700         20,001,126
                                                                                                                      -------------
                                                                                                                         20,001,126
                                                                                                                      -------------
Paper & Forest Products - 2.36%
International Paper                                                                                      510,608         20,434,532
Weyerhaeuser                                                                                             262,000         16,377,620
                                                                                                                      -------------
                                                                                                                         36,812,152
                                                                                                                      -------------
Retail - 1.71%
Limited Brands                                                                                           783,800         15,738,704
TJX                                                                                                      513,000         10,855,080
                                                                                                                      -------------
                                                                                                                         26,593,784
                                                                                                                      -------------
Telecommunications - 3.70%
Alltel                                                                                                   579,500         31,669,675
*BCE                                                                                                   1,247,600         25,975,032
                                                                                                                      -------------
                                                                                                                         57,644,707
                                                                                                                      -------------
Textiles, Apparel & Furniture - 1.34%
NIKE                                                                                                     277,000         20,860,870
                                                                                                                      -------------
                                                                                                                         20,860,870
                                                                                                                      -------------
Utilities - 2.00%
Dominion Resources                                                                                       258,200         16,754,598
*FPL Group                                                                                               208,600         14,435,120
                                                                                                                      -------------
                                                                                                                         31,189,718
                                                                                                                      -------------

TOTAL COMMON STOCK (cost $1,375,097,862)                                                                              1,529,504,470
                                                                                                                      -------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
REPURCHASE AGREEMENTS - 2.28%
With BNP Paribas 1.54% 9/1/04
(dated 8/31/04, to be repurchased at $17,888,765
collateralized by $2,281,000 U.S. Treasury
Bills due 12/16/04, market value $2,270,416, $12,571,000
U.S. Treasury Notes 1.625% due 3/31/05, market
value $12,646,774 and $3,064,000 U.S. Treasury Notes 10.75%
due 8/15/05, market value $3,334,382)                                                                $17,888,000        17,888,000

With UBS Warburg 1.53% 9/1/04
(dated 8/31/04, to be repurchased at $17,706,752
collateralized by $14,646,000 U.S. Treasury Notes 1.625%
due 3/31/05, market value $14,736,796 and $3,181,000 U.S. Treasury
Notes 6.50% due 5/15/05, market value $3,346,785)                                                     17,706,000         17,706,000
                                                                                                                      -------------

TOTAL REPURCHASE AGREEMENTS (cost $35,594,000)                                                                           35,594,000
                                                                                                                      -------------

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 100.34%
(cost $1,410,691,862)                                                                                                 1,565,098,470
                                                                                                                      -------------

SECURITIES LENDING COLLATERAL**- 3.35%
Abbey National 1.190% 10/15/04                                                                          1,013,830        1,021,964
Banc of America Securities 1.583% 9/1/04                                                               11,312,910       11,312,910
Bank of America Securities 1.65% 10/29/04                                                               2,153,130        2,153,139
Barclays Bank 1.92% 1/31/05                                                                               430,473          430,628
CDC IXIS 1.485% 11/12/04                                                                                1,722,932        1,722,511
Citigroup 1.553% 9/21/04                                                                                2,151,274        2,149,430
Credit Swiss First Boston 1.60% 12/13/04                                                                1,722,987        1,722,511
Deutsche Bank Financial 1.633% 2/22/05                                                                    430,365          430,847
Fifth Third Bank 1.53% 9/15/04                                                                          2,153,143        2,153,138
General Electric Capital
   1.632% 10/4/04                                                                                         645,979          646,248
   1.594% 10/25/04                                                                                        732,207          732,558
   1.618% 2/3/05                                                                                          645,667          646,544
Goldman Sachs Group LP
   1.743% 12/8/04                                                                                       1,011,975        1,011,975
   1.80% 12/21/04                                                                                         990,302          990,444
HBOS Treasury Services PLC 1.62% 10/29/04                                                               2,153,199        2,153,138
ING Bank NV 1.10% 9/30/04                                                                               1,722,923        1,722,511
Merrill Lynch Mortgage Capital 1.663% 10/12/04                                                          1,722,511        1,722,511
Morgan Stanley
   1.643% 3/10/05                                                                                       1,722,705        1,722,511
   1.72% 9/30/05                                                                                          429,882          430,628
Proctor & Gamble 1.533% 9/30/05                                                                         2,153,956        2,153,138
Rabobank 1.615% 3/2/05                                                                                  2,153,199        2,152,732
Royal Bank of Canada 1.575% 6/27/05                                                                     2,153,157        2,152,600
Societe Generale
   1.647% 12/8/04                                                                                       1,722,240        1,722,294
   1.568 6/14/05                                                                                        1,080,505        1,080,147
Union Bank of Switzerland 1.13% 12/20/04                                                                2,156,283        2,153,138
Wachovia Bank N.A. 1.627% 11/15/04                                                                      1,722,409        1,722,881
Wells Fargo Bank 1.57% 9/30/05                                                                          2,154,403        2,153,138
Wilmington Trust Company 1.44% 9/8/04                                                                   2,153,156        2,153,138
                                                                                                                    --------------

TOTAL SECURITIES LENDING COLLATERAL (cost $52,319,352)                                                                  52,319,352
                                                                                                                    ==============


TOTAL MARKET VALUE OF SECURITIES - 103.69%
   (cost $1,463,011,214)                                                                                             1,617,417,822++
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (3.35)**                                                          (52,319,352)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.34%)                                                   (5,296,329)
                                                                                                                    ==============
NET ASSETS APPLICABLE TO 91,226,013 SHARES OUTSTANDING - 100.00%                                                    $1,559,802,141
                                                                                                                    ==============

*Security is fully or partially on loan.
**See Note 3 in "Notes."
+Non-income producing security for the period ended August 31, 2004. ++Includes $51,401,150 of securities loaned.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments          $1,425,082,023
                                       --------------
Aggregate unrealized appreciation         178,235,525
Aggregate unrealized depreciation         (38,219,078)
                                       --------------
Net unrealized appreciation            $  140,016,447
                                       --------------

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $277,654,518 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

YEAR OF EXPIRATION                         AMOUNT
------------------                         ------
      2006                             $  3,323,231
      2007                                2,189,111
      2008                              158,563,995
      2009                               17,089,590
      2010                               55,878,978
      2011                               40,219,972
      2012                                  389,641

3.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2004, the market value of the securities on loan was $51,401,150, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE SOCIAL AWARENESS FUND
------------------------------

August 31, 2004

                                                                                                        NUMBER OF          MARKET
                                                                                                          SHARES            VALUE
COMMON STOCK- 100.16%
Automobiles & Automotive Parts - 1.22%
Johnson Controls                                                                                           6,300         $  354,690
Lear                                                                                                       1,900            102,372
Magna International Class A                                                                                1,500            111,720
                                                                                                                         ----------
                                                                                                                            568,782
                                                                                                                         ----------
Banking & Finance - 17.82%
American Express                                                                                           5,700            285,114
Bank of America                                                                                           27,264          1,226,335
Bear Stearns                                                                                               2,800            246,176
Capital One Financial                                                                                      1,800            121,968
CIT Group                                                                                                  6,700            239,458
Citigroup                                                                                                 30,900          1,439,322
Countrywide Financial                                                                                      7,400            263,070
First Horizon National                                                                                     3,300            150,051
Freddie Mac                                                                                                8,200            550,384
Goldman Sachs Group                                                                                        3,000            268,950
JP Morgan Chase                                                                                           15,000            593,700
MBNA                                                                                                       9,700            234,158
Mellon Financial                                                                                           8,800            253,968
Merrill Lynch                                                                                              7,200            367,704
Morgan Stanley                                                                                             7,900            400,767
PNC Financial Services Group                                                                               2,400            128,808
US Bancorp                                                                                                12,995            383,353
Wachovia                                                                                                   5,800            272,078
Washington Mutual                                                                                          7,700            298,991
Wells Fargo                                                                                                7,300            428,875
Zions Bancorporation                                                                                       2,600            161,928
                                                                                                                         ----------
                                                                                                                          8,315,158
                                                                                                                         ----------
Buildings & Materials - 2.06%
+American Standard                                                                                         9,900            372,339
KB Home                                                                                                    4,200            288,834
Masco                                                                                                      4,400            141,372
York International                                                                                         4,800            156,288
                                                                                                                         ----------
                                                                                                                            958,833
                                                                                                                         ----------
Business Services - 1.31%
Cendant                                                                                                   10,000            216,300
Deluxe                                                                                                     3,900            166,608
Fluor                                                                                                      5,300            226,575
                                                                                                                         ----------
                                                                                                                            609,483
                                                                                                                         ----------
Cable, Media & Publishing - 5.55%
Clear Channel Communications                                                                               9,100            304,941
+Comcast Class A                                                                                           5,600            157,752
+Comcast Special Class A                                                                                  28,000            777,000
Disney (Walt)                                                                                             18,600            417,570
Knight-Ridder                                                                                              2,200            141,746
Omnicom Group                                                                                              1,600            110,096
+Time Warner                                                                                              41,600            680,160
                                                                                                                         ----------
                                                                                                                          2,589,265
                                                                                                                         ----------
Chemicals - 2.60%
Ecolab                                                                                                    13,100            391,952
Lubrizol                                                                                                   2,900            103,385
Praxair                                                                                                    8,600            348,988
Sigma-Aldrich                                                                                              6,400            366,656
                                                                                                                         ----------
                                                                                                                          1,210,981
                                                                                                                         ----------

Computers & Technology - 9.83%
Adobe Systems                                                                                              6,600            302,742
+Dell                                                                                                     22,400            780,416
+DST Systems                                                                                               4,800            217,152
+Electronic Arts                                                                                           4,000            199,120
+EMC                                                                                                      20,100            216,477
Hewlett-Packard                                                                                           20,532            367,317
+Intuit                                                                                                    5,800            245,282
Microsoft                                                                                                 53,600          1,463,280
+Oracle                                                                                                   27,800            277,166
Pitney Bowes                                                                                               5,600            243,936
+SanDisk                                                                                                   6,800            158,780
+Storage Technology                                                                                        4,700            113,975
                                                                                                                         ----------
                                                                                                                          4,585,643
                                                                                                                         ----------
Consumer Products - 2.22%
Clorox                                                                                                     8,000            422,720
Gillette                                                                                                  14,400            612,000
                                                                                                                         ----------
                                                                                                                          1,034,720
                                                                                                                         ----------
Electronics & Electrical Equipment - 2.50%
Emerson Electric                                                                                           9,400            585,150
+Energizer Holdings                                                                                        5,600            231,504
Sony ADR                                                                                                   3,500            121,345
Teleflex                                                                                                   5,200            227,396
                                                                                                                         ----------
                                                                                                                          1,165,395
                                                                                                                         ----------
Energy - 6.57%
Apache                                                                                                    10,100            451,369
BJ Services                                                                                                7,000            336,350
Burlington Resources                                                                                      13,400            485,482
EOG Resources                                                                                              8,600            496,822
+National-Oilwell                                                                                          5,700            170,430
+Newfield Exploration                                                                                      4,600            254,610
+Noble                                                                                                     7,500            301,650
Noble Energy                                                                                               5,600            288,288
Questar                                                                                                    6,900            280,692
                                                                                                                         ----------
                                                                                                                          3,065,693
                                                                                                                         ----------
Food, Beverage & Tobacco - 3.71%
Coca-Cola Enterprises                                                                                     10,800            223,020
General Mills                                                                                              3,300            155,925
Heinz (H.J.)                                                                                               7,400            280,534
Kellogg                                                                                                    8,700            365,226
Pepsi Bottling Group                                                                                       7,100            190,209
Sara Lee                                                                                                  12,000            265,560
Wrigley, (W.M.) Jr.                                                                                        4,000            248,120
                                                                                                                         ----------
                                                                                                                          1,728,594
                                                                                                                         ----------
Healthcare & Pharmaceuticals - 17.63%
Abbott Laboratories                                                                                       27,300          1,138,137
Allergan                                                                                                   2,900            216,485
+Amgen                                                                                                    11,500            681,835
+Anthem                                                                                                    1,800            146,232
Bard (C.R.)                                                                                                3,800            213,180
Baxter International                                                                                       7,600            232,104
Beckman Coulter                                                                                            4,400            245,476
Becton, Dickinson                                                                                          5,500            264,660
Biomet                                                                                                     6,100            278,465
+Express Scripts Class A                                                                                   3,100            195,920
+Forest Laboratories                                                                                       2,900            132,965
+Genentech                                                                                                 6,700            326,826
+Gilead Sciences                                                                                           3,900            269,607
GlaxoSmithKline ADR                                                                                       20,800            855,712
Guidant                                                                                                    6,000            358,800
Lilly (Eli)                                                                                               13,300            843,885
+MedImmune                                                                                                 8,400            200,508
Medtronic                                                                                                 10,400            517,400
PerkinElmer                                                                                               11,500            201,020
Quest Diagnostics                                                                                          2,600            222,560
+Tenet Healthcare                                                                                         19,850            206,837
UnitedHealth Group                                                                                         3,100            205,003
+WellPoint Health Networks                                                                                 2,800            274,904
                                                                                                                         ----------
                                                                                                                          8,228,521
                                                                                                                         ----------

Insurance - 3.88%
Allstate                                                                                                   5,700            269,097
American International                                                                                    10,000            712,400
Berkley (W.R.)                                                                                             4,700            189,786
Everest Re Group                                                                                           2,100            147,336
Nationwide Financial Services Class A                                                                      3,600            125,244
Prudential Financial                                                                                       7,900            364,822
                                                                                                                         ----------
                                                                                                                          1,808,685
                                                                                                                         ----------
Internet Services - 0.63%
+eBay                                                                                                      1,300            112,502
+IAC/InterActiveCorp                                                                                       7,900            180,199
                                                                                                                         ----------
                                                                                                                            292,701
                                                                                                                         ----------
Packaging & Containers - 0.80%
+Pactiv                                                                                                   15,700            371,305
                                                                                                                         ----------
                                                                                                                            371,305
                                                                                                                         ----------
REITs - 1.38%
Equity Office Properties Trust                                                                             8,700            248,472
Mills                                                                                                      2,700            137,538
ProLogis                                                                                                   7,100            256,665
                                                                                                                         ----------
                                                                                                                            642,675
                                                                                                                         ----------
Retail - 7.46%
Best Buy                                                                                                   5,200            241,904
CVS                                                                                                        9,200            368,000
Federated Department Stores                                                                                3,100            134,540
Gap                                                                                                       12,300            230,502
Home Depot                                                                                                16,900            617,864
+Kohl's                                                                                                    5,700            282,036
Limited Brands                                                                                            12,000            240,960
McDonald's                                                                                                14,900            402,598
Nordstrom                                                                                                  7,000            259,910
RadioShack                                                                                                 4,800            129,312
Saks                                                                                                      14,200            168,696
Walgreen                                                                                                   3,500            127,575
Yum Brands                                                                                                 6,900            273,999
                                                                                                                         ----------
                                                                                                                          3,477,896
                                                                                                                         ----------
Semiconductors - 3.74%
+Altera                                                                                                    7,700            145,684
+Applied Materials                                                                                         9,100            144,599
Intel                                                                                                     47,600          1,013,404
+Lam Research                                                                                              4,200             90,510
Texas Instruments                                                                                         17,800            347,812
                                                                                                                         ----------
                                                                                                                          1,742,009
                                                                                                                         ----------
Telecommunications - 5.93%
CenturyTel                                                                                                 3,600            115,884
+Cisco Systems                                                                                            54,000          1,013,040
+Juniper Networks                                                                                          7,300            167,097
+Level 3 Communications                                                                                   22,200             58,164
+NEXTEL Communications Class A                                                                            10,600            245,814
Nokia ADR                                                                                                 13,600            161,568
QUALCOMM                                                                                                   4,400            167,420
SBC Communications                                                                                        23,100            595,749
Telefonos De Mexico ADR                                                                                    7,400            239,686
                                                                                                                         ----------
                                                                                                                          2,764,422
                                                                                                                         ----------
Textiles, Apparel & Furniture - 1.02%
+Coach                                                                                                     4,900            206,535
NIKE                                                                                                       3,600            271,116
                                                                                                                         ----------
                                                                                                                            477,651
                                                                                                                         ----------
Transportation & Shipping - 1.17%
FedEx                                                                                                      5,500            450,945
Southwest Airlines                                                                                         6,300             93,366
                                                                                                                         ----------
                                                                                                                            544,311
                                                                                                                         ----------
Utilities - 1.13%
NSTAR                                                                                                      3,600            175,680
ONEOK                                                                                                      7,100            167,276
Puget Energy                                                                                               8,000            183,280
                                                                                                                         ----------
                                                                                                                            526,236
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $38,936,460)                                                                                    46,708,959
                                                                                                                         ==========

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
REPURCHASE AGREEMENTS - 0.16%
With BNP Paribas 1.54% 9/1/04
  (dated 8/31/04, to be repurchased at $38,202
  collateralized by $4,870 U.S. Treasury
  Bills due 12/16/04, market value $4,848, $26,840
  U.S. Treasury Notes 1.625% due 3/31/05, market
  value $27,003, and $6,540 U.S. Treasury Notes 10.75%
  due 8/15/05, market value $7,120)                                                                      $38,200            38,200

With UBS Warburg 1.53% 9/1/04
  (dated 8/31/04, to be repurchased at $37,801
  collateralized by $31,270 U.S. Treasury Notes 1.625%
  due 3/31/05, market value $31,466, and $6,790 U.S. Treasury
  Notes 6.50% due 5/15/05, market value $7,146)                                                           37,800            37,800
                                                                                                                       -----------

TOTAL REPURCHASE AGREEMENTS (COST $76,000)                                                                                  76,000
                                                                                                                       ===========


TOTAL MARKET VALUE OF SECURITIES - 100.32%
   (COST $39,012,460)                                                                                                   46,784,959
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.32%)                                                     (149,293)
                                                                                                                       ===========
NET ASSETS APPLICABLE TO 4,913,160 SHARES OUTSTANDING - 100.00%                                                        $46,635,666
                                                                                                                       ===========

+ Non-income producing security for the period ended August 31, 2004.

SUMMARY OF ABBREVIATIONS:
ADR - American Depository Receipts
REIT - Real Estate Investment Trusts

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Social Awareness Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $39,326,096
                                     -----------
Aggregate unrealized appreciation      8,946,996
Aggregate unrealized depreciation     (1,488,133)
                                     -----------
Net unrealized appreciation          $ 7,458,863
                                     -----------

3. CREDIT AND MARKET RISK
The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Equity Funds
        II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       --------------------

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Equity Funds
        II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
--------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
       -------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS II


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       -------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       -------------------------

JOSEPH H. HASTINGS
--------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
       -------------------------